UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Investors V, L.L.C.
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Address: c/o The Carlyle Group
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         1001 Pennsylvania Avenue, NW
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         Suite 220 S.
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         Washington, DC  20004-2505
        ------------------------------

Form 13F File Number:  28- 12965
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
      ---------------------
Title: Managing Director
      ---------------------
Phone: 202-729-5626
      ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello       Washington, DC       February 16, 2010
--------------------------   ----------------    ----------------------
        Signature               City, State               Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number           Name

 28-
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

                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                        -------------

 Form 13F Information Table Entry Total: 5
                                        -------------

 Form 13F Information Table Value Total: $7,452
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.  Form 13F File Number       Name
 1    28-       12429            Carlyle Investment Management L.L.C.
----     ---------------         -------------------------------------




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
                          FORM 13-F INFORMATION TABLE

    COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
----------------     ----------  ----------  --------- ------------------------   ----------  --------    -----------------------
                      TITLE OF                 VALUE   SHRS OR     SH/   PUT/     INVESTMENT   OTHER         VOTING AUTHORITY
 NAME OF ISSUER         CLASS       CUSIP    (x$1000)  PRN AMT     PRN   CALL     DISCRETION  MANAGERS     SOLE   SHARED    NONE
----------------     ----------  ----------  --------- ------------------------   ----------  --------    ------  ------   ------
Authentec                Com      052660107   $5,582   2,525,835   SH      --     Shared-        1               2,525,835
                                                                                  Defined

ICO Global Comm Hldgs    CL A     44930K108   $280       259,437   SH      --     Shared-        1                 259,437
Ltd De                                                                            Defined

Terrestar Corp           Com      881451108   $141       150,000   SH      --     Shared-        1                 150,000
                                                                                  Defined

Time Warner Inc          Com      887317105   $1,068      36,666   SH      --     Shared-        1                  36,666
                                                                                  Defined

Time Warner Cable Inc    Com      88732J207   $381         9,203   SH      --     Shared-        1                   9,203
                                                                                  Defined

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